Deferred Drydocking Costs, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Drydocking Costs, net [Abstract]
Beginning balance	$ 340	$ 697	$ 1,057
Additions	903
Amortization / write-off	(512)	(357)	(360)
Ending balance	$ 731	$ 340	$ 697